CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Thousands	Capital Stock and Additional Paid-in Capital [Member]	Treasury Stock	Share-based Compensation	Retained Earnings (Deficit)	Securities at Fair Value Through Other Comprehensive Income	Currency Translation Adjustment	Share-holders' Equity	Non-controlling Interests.	Total
Balance at the beginning at Dec. 31, 2019	$ 312,487	$ (2,643)	$ 16,627	$ 1,009	$ (145)	$ 26,277	$ 353,612	$ 8,402	$ 362,014
Balance at the beginning (in shares) at Dec. 31, 2019	12,620,448	(65,647)
Net (loss) income				369			369		212
Net income (loss)								(157)	157
Issuance of shares in a subsidiary to non-controlling interest								8	8
Dividends payable to non-controlling interest								(37)	(37)
Disposition of a subsidiary								(960)	(960)
Net fair value loss					53		53		53
Net exchange differences						7,510	7,510	(76)	7,434
Balance at the end at Dec. 31, 2020	$ 312,487	$ (2,643)	16,627	1,378	(92)	33,787	361,544	7,180	368,724
Balance at the end (in shares) at Dec. 31, 2020	12,620,448	(65,647)
Net (loss) income				7,564			7,564		7,371
Net income (loss)								(193)	193
Shares issued from stock dividends (Note 17) (in shares)	2,236,133	(11,632)
Forfeiture of stock options			(136)	136
Dividends payable to non-controlling interest								(3)	(3)
Share based compensation			2,497				2,497		2,497
Net fair value loss					162		162		162
Net exchange differences						(6,167)	(6,167)	(50)	(6,217)
Balance at the end at Dec. 31, 2021	$ 312,487	$ (2,643)	18,988	9,078	70	27,620	365,600	6,934	372,534
Balance at the end (in shares) at Dec. 31, 2021	14,856,581	(77,279)
Net (loss) income				(23,398)			(23,398)		(23,407)
Net income (loss)								(9)	9
Dividends paid to owners of the Company				(16,928)			(16,928)		(16,928)
Forfeiture of stock options			(105)	105
Dividends payable to non-controlling interest								(344)	(344)
Disposition of ownership interest to non-controlling interest				(356)			(356)	356
Share based compensation								21	21
Net fair value loss					(920)		(920)		(920)
Exercise of stock options	$ 602		(196)				406		406
Exercise of stock options (in shares)	42,949
Net exchange differences						754	754	391	1,145
Balance at the end at Dec. 31, 2022	$ 313,089	$ (2,643)	$ 18,687	$ (31,499)	$ (850)	$ 28,374	$ 325,158	$ 7,349	$ 332,507
Balance at the end (in shares) at Dec. 31, 2022	14,899,530	(77,279)